Convertible Debt (Details Textual) (USD $)	5 Months Ended	6 Months Ended	12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 06, 2013	Mar. 01, 2013	Mar. 01, 2013 Minimum [Member]	Mar. 01, 2013 Maximum [Member]	Jul. 27, 2012 Petrosonic Albania Sha [Member]	Jun. 30, 2012 President [Member]	Jun. 30, 2013 President [Member]	Dec. 31, 2012 President [Member]	Jun. 11, 2012 President [Member]
Convertible Debt	$ 165,000		$ 165,000		$ 165,000
Convertible Debt, Fair Value Disclosures												200,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%	10.00%	10.00%
Proceeds from issuance of convertible notes payable	500,000		500,000						500,000	500,000	500,000
Debt Instrument, Maturity Date, Description			mature one year from the issuance date.
Conversion Price Of Debenture Into Common Stock Shares Description			the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.
Convertible Notes Payable	250,000		250,000					250,000
Beneficial conversion feature		165,000	213,956
Amortization of debt discounts	19,608
Amortization On Beneficial Conversion Feature Discounts	10,721
Amortization of Acquisition Costs	8,887
Debt Instrument, Convertible, Conversion Price		$ 0.25				$ 0.1875	$ 0.25
Gains (Losses) on Extinguishment of Debt, Total		28,083
Convertible Debt Principal Amount		165,000
Debt Instrument Convertible Interest Amount		$ 11,852
Debt Instrument Convertible In To Common Stock		707,405